Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	May 13, 2015
Document Effective Date	May 13, 2015
Prospectus Date	May 13, 2015